Credit Risk - Summary of Concentration of Credit Risk (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 700,226	$ 666,405
Loans and customers' liability under acceptances [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	67.00%	67.00%
Loans and customers' liability under acceptances [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	32.00%	32.00%
Loans and customers' liability under acceptances [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 233,840	$ 210,804
Credit instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	38.00%	40.00%
Credit instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	58.00%	57.00%
Credit instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member] | Europe - other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	2.00%	1.00%
Credit instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 46,829	$ 55,615
Derivative financial instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	25.00%	24.00%
Derivative financial instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	31.00%	31.00%
Derivative financial instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	17.00%	15.00%
Derivative financial instruments [member] | Europe - other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	20.00%	24.00%
Derivative financial instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	7.00%	6.00%